Trade accounts receivables (Details 2) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Trade accounts receivables	$ 228,588	$ 140,793
United State [Member]
IfrsStatementLineItems [Line Items]
Trade accounts receivables	207,642	121,240
Brazil [Member]
IfrsStatementLineItems [Line Items]
Trade accounts receivables	20,946	19,540
Other Currencies [Member]
IfrsStatementLineItems [Line Items]
Trade accounts receivables		$ 13